Current liabilities - provisions - Summary of current liabilities - provisions (Detail) - AUD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Disclosure of provisions [line items]
Current liabilities - provisions	$ 136	$ 161
Employee benefits [member]
Disclosure of provisions [line items]
Current liabilities - provisions	$ 136	91
Lease make good [member]
Disclosure of provisions [line items]
Current liabilities - provisions		$ 71